UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Megan Hadley Koehler
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2014 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 99.5%
AUTOMOBILES & COMPONENTS - 2.3%
Advance Auto Parts, Inc.	5,425	$686,263
Gentex Corp.	7,855	247,668
		$933,931

BANKS - 8.8%
BancorpSouth, Inc.	29,950	$747,552
City National Corp.	5,925	466,416
Commerce Bancshares, Inc.	6,045	280,609
East West Bancorp, Inc.	16,825	614,113
First Niagara Financial Group, Inc.	25,700	242,865
FirstMerit Corp.	22,215	462,738
Fulton Financial Corp.	50,570	636,171
Valley National Bancorp	13,520	140,743
		$3,591,207

CAPITAL GOODS - 11.8%
AGCO Corp.	3,415	$188,371
Alliant Techsystems, Inc.	3,740	531,641
AMETEK, Inc.	8,105	417,327
B/E Aerospace, Inc.*	16,050	1,392,980
Carlisle Cos., Inc.	11,930	946,526
Esterline Technologies Corp.*	2,270	241,846
Exelis, Inc.	16,640	316,326
Huntington Ingalls Industries, Inc.	2,970	303,712
Terex Corp.	11,060	489,958
		$4,828,687

COMMERCIAL SERVICES & SUPPLIES - 4.9%
AECOM Technology Corp.*	21,025	$676,374
Deluxe Corp.	14,620	767,112
Towers Watson & Co. - Class A	2,885	329,034
URS Corp.	5,295	249,183
		$2,021,703

CONSUMER DURABLES & APPAREL - 3.0%
Hanesbrands, Inc.	16,130	$1,233,622

DIVERSIFIED FINANCIALS - 7.7%
Affiliated Managers Group, Inc.*	2,725	$545,136
MSCI, Inc.*	14,100	606,582
Raymond James Financial, Inc.	12,185	681,507
Waddell & Reed Financial, Inc. - Class A	17,685	1,301,970
		$3,135,195

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.8%
Arrow Electronics, Inc.*	7,455	$442,529
Avnet, Inc.	14,645	681,432
		$1,123,961

ENERGY - 5.3%
Atwood Oceanics, Inc.*	3,490	$175,861
Cimarex Energy Co.	1,060	126,257
HollyFrontier Corp.	19,134	910,396
Oil States International, Inc.*	600	59,160
ONEOK, Inc.	11,560	684,930
Patterson-UTI Energy, Inc.	6,120	193,881
		$2,150,485

FOOD, BEVERAGE & TOBACCO - 2.1%
Ingredion, Inc.	1,930	$131,394
Keurig Green Mountain, Inc.	6,825	720,652
		$852,046

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
Covance, Inc.*	4,335	$450,407
MEDNAX, Inc.*	4,160	257,837
Omnicare, Inc.	7,830	467,216
ResMed, Inc.	12,155	543,207
Universal Health Services, Inc. - Class B	12,390	1,016,847
		$2,735,514

HOTELS, RESTAURANTS & LEISURE - 5.3%
Apollo Education Group, Inc.*	12,065	$413,106
Brinker International, Inc.	22,045	1,156,260
Cheesecake Factory, Inc. (The)	8,545	406,998
Polaris Industries, Inc.	1,480	206,771
		$2,183,135

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
Energizer Holdings, Inc.	7,635	$769,150

INSURANCE - 4.2%
American Financial Group, Inc.	7,355	$424,457
Everest Re Group, Ltd.	1,190	182,130
HCC Insurance Holdings, Inc.	14,405	655,283
Old Republic International Corp.	7,575	124,230
WR Berkley Corp.	8,352	347,610
		$1,733,710

MATERIALS - 6.0%
Albemarle Corp.	2,700	$179,334
Olin Corp.	18,430	508,852
Packaging Corp. of America	13,900	978,143
Rock-Tenn Co. - Class A	4,285	452,367
Silgan Holdings, Inc.	3,615	179,015
Worthington Industries, Inc.	4,530	173,273
		$2,470,984

MEDIA - 2.6%
John Wiley & Sons, Inc. - Class A	10,830	$624,241
Meredith Corp.	9,820	455,943
		$1,080,184

PHARMACEUTICALS & BIOTECHNOLOGY - 2.5%
Endo International PLC*	6,800	$466,820
United Therapeutics Corp.*	5,765	542,083
		$1,008,903

REAL ESTATE - 1.9%
American Campus Communities, Inc., REIT	3,200	$119,520
Corrections Corp. of America REIT	11,195	350,627
Omega Healthcare Investors, Inc. REIT	9,640	323,133
		$793,280

RETAILING - 4.8%
Dick's Sporting Goods, Inc.	3,465	$189,224
Foot Locker, Inc.	21,580	1,013,828
Ross Stores, Inc.	10,750	769,162
		$1,972,214

SOFTWARE & SERVICES - 8.0%
3D Systems Corp.*	2,965	$175,380
Acxiom Corp.*	17,155	590,046
Alliance Data Systems Corp.*	3,605	982,182
Cadence Design Systems, Inc.*	41,750	648,795
Conversant, Inc.*	7,205	202,821
Jack Henry & Associates, Inc.	6,800	379,168
Leidos Holdings, Inc.	4,095	144,840
Zebra Technologies Corp.*	2,075	144,026
		$3,267,258

TELECOMMUNICATION SERVICES - 0.7%
NeuStar, Inc. - Class A*	9,195	$298,929

TRANSPORTATION - 2.6%
Alaska Air Group, Inc.	11,210	$1,046,005

UTILITIES - 3.6%
IDACORP, Inc.	3,660	$203,020
ONE Gas, Inc.*	13,961	501,628
UGI Corp.	17,155	782,439
		$1,487,087

TOTAL EQUITY INTERESTS - 99.5%		$40,717,190
(identified cost, $28,310,942)

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Government Money Market Fund, 0.01% (1)	158,489	$158,489

TOTAL SHORT-TERM INVESTMENTS - 0.4%		$158,489
(identified cost, $158,489)

TOTAL INVESTMENTS — 99.9%		$40,875,679
(identified cost, $28,469,431)

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		53,348

NET ASSETS — 100.0%		$40,929,027

PLC — Public Limited Company
REIT — Real Estate Investment Trust
* Non-income producing security.
(1) Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$12,763,098
Gross Unrealized Depreciation		(356,850)
Net Unrealized Appreciation		$12,406,248

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Asset Description	Quoted Prices in Active Markets for Indentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$40,717,190	$-	$-	$40,717,190
Short-Term Investments	-	158,489	-	158,489
Total Investments	$40,717,190	$158,489	$-	$40,875,679

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2014 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 99.3%
CAPITAL GOODS - 7.6%
3M Co.	4,080	$553,493
Cummins, Inc.	1,360	202,626
General Dynamics Corp.	5,540	603,417
		$1,359,536

COMMUNICATIONS EQUIPMENT - 2.7%
QUALCOMM, Inc.	6,190	$488,143

COMPUTERS & PERIPHERALS - 2.7%
Apple, Inc.	915	$491,117

CONSUMER DURABLES & APPAREL - 1.2%
Mattel, Inc.	5,305	$212,784

DIVERSIFIED FINANCIALS - 7.0%
JPMorgan Chase & Co.	12,855	$780,427
T. Rowe Price Group, Inc.	5,755	473,924
		$1,254,351

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
Rockwell Automation, Inc.	4,695	$584,762

ENERGY - 9.3%
Chevron Corp.	2,215	$263,386
Halliburton Co.	11,055	651,029
HollyFrontier Corp.	3,675	174,856
Schlumberger, Ltd.	5,910	576,225
		$1,665,496

FOOD & DRUG RETAILING - 3.0%
Walgreen Co.	8,005	$528,570

FOOD, BEVERAGE & TOBACCO - 1.8%
Coca-Cola Co. (The)	3,875	$149,808
Monster Beverage Corp.*	2,380	165,291
		$315,099

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
Humana, Inc.	5,255	$592,344
Stryker Corp.	7,260	591,472
		$1,183,816

HOTELS, RESTAURANTS & LEISURE - 1.5%
Polaris Industries, Inc.	465	$64,965
Starbucks Corp.	2,655	194,824
		$259,789

INSURANCE - 6.8%
Aflac, Inc.	9,080	$572,403
MetLife, Inc.	12,165	642,312
		$1,214,715

MATERIALS - 4.7%
CF Industries Holdings, Inc.	1,565	$407,902
Monsanto Co.	3,755	427,206
		$835,108

PHARMACEUTICALS & BIOTECHNOLOGY - 10.4%
Amgen, Inc.	5,240	$646,301
Bristol-Myers Squibb Co.	5,440	282,608
Gilead Sciences, Inc.*	2,215	156,955
Johnson & Johnson	7,890	775,035
		$1,860,899

RETAILING - 4.7%
Bed Bath & Beyond, Inc.*	3,200	$220,160
Ross Stores, Inc.	1,655	118,415
TJX Cos., Inc.	8,275	501,879
		$840,454

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.5%
Intel Corp.	24,490	$632,087

SOFTWARE & SERVICES - 15.0%
eBay, Inc.*	770	$42,535
Google, Inc. - Class A*	200	222,902
Intuit, Inc.	965	75,009
MasterCard, Inc. - Class A	5,105	381,343
Microsoft Corp.	23,430	960,396
Oracle Corp.	18,245	746,403
Visa, Inc. - Class A	1,160	250,398
		$2,678,986

TELECOMMUNICATION SERVICES - 3.9%
AT&T, Inc.	19,620	$688,074

UTILITIES - 3.6%
NextEra Energy, Inc.	6,810	$651,172

TOTAL EQUITY INTERESTS - 99.3%
(identified cost, $14,908,105)		$17,744,958

SHORT-TERM INVESTMENTS - 0.6%
Fidelity Government Money Market Fund, 0.01% (1)	108,632	$108,632

TOTAL SHORT-TERM INVESTMENTS - 0.6%
(identified cost, $108,632)		$108,632

TOTAL INVESTMENTS — 99.9%
(identified cost, $15,016,737)		$17,853,590

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		22,907

NET ASSETS — 100.0%		$17,876,497

* — Non-income producing security.
(1) Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$2,990,752
Gross Unrealized Depreciation		(153,898)
Net Unrealized Appreciation		$2,836,854

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Asset Description	Quoted Prices in Active Markets for Indentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$17,744,958	$-	$-	$17,744,958
Short-Term Investments	-	108,632	-	108,632
Total Investments	$17,744,958	$108,632	$-	$17,853,590

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2014 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 95.1%
AUSTRALIA - 3.8%
Australia & New Zealand Banking Group, Ltd.	7,638	$234,041
Commonwealth Bank of Australia*	4,031	289,326
CSL, Ltd.	2,458	158,471
Flight Centre Travel Group, Ltd.	3,648	177,477
Rio Tinto PLC*	3,847	214,052
Seek, Ltd.	11,178	182,031
		$1,255,398

AUSTRIA - 0.8%
OMV AG	3,367	$152,837
Voestalpine AG	2,941	129,325
		$282,162

CANADA - 3.8%
Agrium, Inc.	3,516	$343,174
CGI Group, Inc. - Class A*	3,822	118,183
Manulife Financial Corp.	8,272	159,782
Toronto-Dominion Bank (The)	13,968	655,911
		$1,277,050

DENMARK - 1.5%
AP Moeller - Maersk A/S - Class B	26	$311,981
Novo Nordisk A/S, Class B	4,096	186,615
		$498,596

FRANCE - 11.8%
Alcatel-Lucent*	48,214	$190,183
AtoS	1,869	169,060
AXA SA	8,052	209,357
BNP Paribas SA	9,028	696,674
Cie Generale des Etablissements Michelin	2,626	328,559
Danone SA	1,902	134,558
Orange SA	17,717	261,766
Publicis Groupe SA	1,303	117,772
Rubis SCA	1,882	135,529
Safran SA	2,346	162,606
Sanofi	3,115	324,913
Societe Generale SA	2,629	161,985
Total SA	10,601	695,475
Veolia Environnement SA	8,807	174,305
Vivendi SA	2,703	75,328
Zodiac Aerospace	2,220	78,482
		$3,916,552

GERMANY - 13.1%
Allianz SE	1,472	$248,932
BASF SE	9,268	1,030,575
Bayer AG	2,325	314,611
Bayerische Motoren Werke AG	2,830	357,359
Continental AG	1,220	292,407
Daimler AG	4,095	387,117
Deutsche Lufthansa AG*	13,507	353,984
Muenchener Rueckversicherungs AG - Class R	1,461	319,360
OSRAM Licht AG*	2,066	134,016
SAP AG	1,843	149,257
Siemens AG	1,978	266,348
Volkswagen AG	2,021	512,521
		$4,366,487

IRELAND - 0.8%
Ryanair Holdings PLC*	24,373	$256,643

ITALY - 3.0%
Enel SpA	33,241	$188,206
Eni SpA (Azioni Ordinarie)	15,695	393,912
Intesa Sanpaolo SpA	119,897	406,510
		$988,628

JAPAN - 18.7%
ADEKA Corp.	7,700	$88,974
Asics Corp.	7,600	149,735
Bridgestone Corp.	5,700	202,573
Central Japan Railway Co.	2,191	256,576
Daito Trust Construction Co., Ltd.	4,200	389,515
Daiwa House Industry Co., Ltd.	7,000	119,017
Daiwa Securities Group, Inc.	40,000	348,789
ITOCHU Corp.	45,700	535,167
KDDI Corp.	14,000	812,390
Kirin Holdings Co., Ltd.	8,000	111,084
Maeda Road Construction Co., Ltd.	8,000	111,783
Mazda Motor Corp.	60,000	266,835
Meitec Corp.	5,500	156,479
Mitsui OSK Lines, Ltd.	35,000	136,622
Murata Manufacturing Co., Ltd.	1,000	94,528
NHK Spring Co., Ltd.	11,200	104,077
Nippon Telegraph & Telephone Corp.	3,900	212,789
Omron Corp.	2,100	86,867
ORIX Corp.*	17,500	246,905
Rohm Co. Ltd,	2,400	107,317
Sekisui House, Ltd.	10,800	134,338
SoftBank Corp.	1,500	113,609
Sumitomo Corp.	36,000	458,980
Sumitomo Mitsui Trust Holdings, Inc.	60,338	273,025
Sumitomo Realty & Development Co., Ltd.	2,000	78,497
Sumitomo Rubber Industries, Ltd.	11,000	140,351
Suzuki Motor Corp.	5,600	146,491
Toyota Motor Corp.	5,900	333,771
		$6,217,084

LUXEMBOURG - 0.4%
Tenaris SA	5,573	$122,973

NETHERLANDS - 1.3%
Koninklijke Boskalis Westminster NV	5,025	$276,820
Koninklijke DSM NV	2,471	169,653
		$446,473

NORWAY - 1.4%
Telenor ASA	7,041	$156,060
Yara International ASA	7,463	329,830
		$485,890

SPAIN - 4.1%
Banco Bilbao Vizcaya Argentaria SA	12,274	$147,479
Enagas SA	5,676	172,691
Gas Natural SDG SA	17,196	483,725
Iberdrola SA	34,669	242,544
International Consolidated Airlines Group SA*	13,403	93,223
Repsol SA	8,615	219,959
		$1,359,621

SWEDEN - 0.3%
TeliaSonera AB	12,234	$92,082

SWITZERLAND - 11.5%
Actelion, Ltd.*	4,464	$422,977
Credit Suisse Group AG*	14,825	479,817
Nestle SA	12,649	952,953
Novartis AG	4,317	366,531
Roche Holding AG	560	167,997
Swatch Group AG (The)	3,080	357,390
Swiss Re AG	9,658	895,990
Zurich Insurance Group AG (Inhaberktie)	589	180,964
		$3,824,619

UNITED KINGDOM - 18.1%
AstraZeneca PLC	16,173	$1,045,214
Aviva PLC	58,102	462,045
BAE Systems PLC	32,248	222,683
BBA Aviation PLC	19,150	105,930
BHP Billiton PLC	13,501	415,051
BP PLC	47,391	379,238
GlaxoSmithKline PLC	17,180	455,832
ITV PLC	43,522	138,948
Legal & General Group PLC	302,093	1,030,940
Lloyds Banking Group PLC*	183,815	228,763
Rolls-Royce Holdings PLC	36,537	654,202
Royal Dutch Shell PLC - Class B	5,765	224,948
Vodafone Group PLC	96,241	353,467
Wolseley PLC	1,914	108,842
WPP PLC	8,995	185,501
		$6,011,604

UNITED STATES - 0.7%
Verizon Communications, Inc.	4,640	$221,235

TOTAL EQUITY INTERESTS - 95.1%
(identified cost, $23,107,823)		$31,623,097

SHORT-TERM INVESTMENTS - 4.3%
Fidelity Government Money Market Fund, 0.01% (1)	1,448,812	$1,448,812

TOTAL SHORT-TERM INVESTMENTS - 4.3%
(identified cost, $1,448,812)		$1,448,812

TOTAL INVESTMENTS — 99.4%
(identified cost, $24,556,635)		$33,071,909

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.6%		186,923

NET ASSETS — 100.0%		$33,258,832

PLC — Public Limited Company
* Non-income producing security.
(1) Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$8,833,190
Gross Unrealized Depreciation		(317,916)
Net Unrealized Appreciation		$8,515,274

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Asset Description	Quoted Prices in Active Markets for Indentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$31,623,097	$-	$-	$31,623,097
Short-Term Investments	-	1,448,812	-	1,448,812
Total Investments	$31,623,097	$1,448,812	$-	$33,071,909

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Portfolio of Investments for a further breakout of each security by country.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:	May 12, 2014

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date:	May 12, 2014